DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series
Delaware VIP High Yield Series
Delaware VIP Limited-Term Diversified Income Series

(each, a "Series" and collectively, the "Series")

Supplement to the Series’ Statement of Additional Information
 dated April 30, 2020

Effective September 30, 2020, the following replaces the information in the section entitled “Portfolio Managers — Delaware Management Company — Other Accounts Managed”:

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Dec. 31, 2019 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Christopher S. Adams
Registered investment companies:	5	$6.6 billion	0	$0
Other pooled investment vehicles:	1	$10.2 million	0	$0
Other accounts:	19	$1.2 billion	0	$0
Åsa Annerstedt
Registered investment companies:	6	$1.3 billion	0	$0
Other pooled investment vehicles:	2	$30.1 million	0	$0
Other accounts:	0	$0	0	$0
Kristen E. Bartholdson
Registered investment companies:	13	$20.8 billion	0	$0
Other pooled investment vehicles:	4	$1.0 billion	0	$0
Other accounts:	28	$7.0 billion	1	$1.3 billion
Christopher S. Beck
Registered investment companies:	8	$8.8 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	6	$368.2 million	0	$0
Adam H. Brown
Registered investment companies:	20	$18.0 billion	0	$0
Other pooled investment vehicles:	3	$414.2 million	0	$0
Other accounts:	4	$997.3 million	0	$0
Kelley Mckee Carabasi
Registered investment companies:	8	$8.8 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	4	$368.2 million	0	$0

Stephen G. Catricks
Registered investment companies:	8	$8.8 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	4	$368.2 million	0	$0
Liu-Er Chen
Registered investment companies:	7	$8.1 billion	0	$0
Other pooled investment vehicles:	4	$678.2 million	0	$0
Other accounts:	3	$1.0 billion	0	$0
Michael Foley
Registered investment companies:	6	$7.4 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	0	$0	0	$0
Christopher Gowlland
Registered investment companies:	7	$1.5 billion	0	$0
Other pooled investment vehicles:	2	$25.3 million	0	$0
Other accounts:	0	$0	0	$0
Jens Hansen
Registered investment companies:	6	$1.3 billion	0	$0
Other pooled investment vehicles:	2	$30.1 million	0	$0
Other accounts:	0	$0	0	$0
J. David Hillmeyer
Registered investment companies:	13	$18.8 billion	0	$0
Other pooled investment vehicles:	4	$975.8 million	0	$0
Other accounts:	11	$4.4 billion	1	$1.0 billion
Allan Saustrup Jensen*
Registered Investment Companies	5	$1.0 billion	0	$0
Other Pooled Investment Vehicles	6	$1.2 billion	0	$0
Other Accounts	11	$2.9 billion	0	$0
Claus Juul
Registered investment companies:	6	$1.3 billion	0	$0
Other pooled investment vehicles:	2	$30.1 million	0	$0
Other accounts:	0	$0	0	$0
Nikhil G. Lalvani
Registered investment companies:	14	$21.0 billion	0	$0
Other pooled investment vehicles:	4	$1.0 billion	0	$0
Other accounts:	28	$7.0 billion	1	$1.3 billion
Kent P. Madden
Registered investment companies:	8	$8.8 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	4	$368.2 million	0	$0
Daniela Mardarovici
Registered investment companies:	7	$15.7 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	0	$0	0	$0

John P. McCarthy
Registered investment companies:	23	$20.1 billion	0	$0
Other pooled investment vehicles:	2	$393.0 million	0	$0
Other accounts:	4	$997.3 million	0	$0
Brian C. McDonnell
Registered investment companies:	9	$11.4 billion	0	$0
Other pooled investment vehicles:	9	$1.3 billion	0	$0
Other accounts:	51	$5.1 billion	0	$0
Francis X. Morris
Registered investment companies:	5	$6.6 billion	0	$0
Other pooled investment vehicles:	1	$10.2 million	0	$0
Other accounts:	19	$1.2 billion	0	$0
Michael S. Morris
Registered investment companies:	5	$6.6 billion	0	$0
Other pooled investment vehicles:	1	$10.2 million	0	$0
Other accounts:	19	$1.2 billion	0	$0
Donald G. Padilla
Registered investment companies:	5	$6.6 billion	0	$0
Other pooled investment vehicles:	1	$10.2 million	0	$0
Other accounts:	19	$1.2 billion	0	$0
Klaus Petersen
Registered investment companies:	6	$1.3 billion	0	$0
Other pooled investment vehicles:	2	$30.1 million	0	$0
Other accounts:	0	$0	0	$0
David E. Reidinger
Registered investment companies:	5	$6.6 billion	0	$0
Other pooled investment vehicles:	1	$10.2 million	0	$0
Other accounts:	19	$1.2 billion	0	$0
Robert A. Vogel, Jr.
Registered investment companies:	13	$20.8 billion	0	$0
Other pooled investment vehicles:	4	$1.0 billion	0	$0
Other accounts:	28	$7.0 billion	1	$1.3 billion

*	Allan Saustrup Jensen became portfolio manager of Delaware VIP International Value Equity Series in May 2020. Information provided is as of May 31, 2020.

Please keep this Supplement for future reference.

This Supplement is dated August 26, 2020.